UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDaniel Terry
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    November 10, 1999


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      59

Form 13F Information Table Value Total:      $137,842

List of Other Included Managers:             NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T                        COM              001957109      726    16682 SH       SOLE                                      16682
Abbott Labs                    COM              002824100     1483    40412 SH       SOLE                                      40412
Air Express International      COM              009104100     1536    67715 SH       SOLE                                      67715
Albertsons Inc.                COM              013104104      978    24730 SH       SOLE                                      24730
American International Group   COM              026874107     4370    50264 SH       SOLE                                      50264
Ameritech                      COM              030954101     1751    26227 SH       SOLE                                      26227
Automatic Data Processing      COM              053015103     3332    74664 SH       SOLE                                      74664
BP Amoco                       COM              055622104     2266    20445 SH       SOLE                                      20445
Bell Atlantic                  COM              077853109     1070    15898 SH       SOLE                                      15898
Bell South                     COM              079860102      752    16700 SH       SOLE                                      16700
Bestfoods                      COM              08658u101     2081    42850 SH       SOLE                                      42850
Bristol Myers Squibb           COM              110122108     2511    37197 SH       SOLE                                      37197
Canon Inc. ADR                 COM              138006309     2197    74170 SH       SOLE                                      74170
Chevron Corp.                  COM              166751107      204     2300 SH       SOLE                                       2300
Cisco Systems                  COM              17275R102      552     8057 SH       SOLE                                       8057
Coca-Cola                      COM              191216100     3586    74311 SH       SOLE                                      74311
Compass Bancshares Inc.        COM              20449H109    13996   559836 SH       SOLE                                     559836
Dell Computer                  COM              247025109     2434    58220 SH       SOLE                                      58220
Donaldson Co.                  COM              257651109     2686   115858 SH       SOLE                                     115858
Dover Corp.                    COM              260003108     3265    79885 SH       SOLE                                      79885
Echelon                        COM              27874n105       90    11750 SH       SOLE                                      11750
Emerson Electric               COM              291011104     3186    50428 SH       SOLE                                      50428
Exxon                          COM              302290101     3140    41310 SH       SOLE                                      41310
General Electric               COM              369604103     1195    10080 SH       SOLE                                      10080
H J Heinz Co.                  COM              423074103     1679    39044 SH       SOLE                                      39044
Halliburton Co.                COM              406216101      203     4944 SH       SOLE                                       4944
Hershey Foods                  COM              427866108     1504    30895 SH       SOLE                                      30895
Illinois Tool Works            COM              452308109     3942    52868 SH       SOLE                                      52868
International Flavors & Fragra COM              459506101     1161    33640 SH       SOLE                                      33640
Johnson & Johnson              COM              478160104     4089    44504 SH       SOLE                                      44504
Lucent Technologies            COM              549463107     2349    36213 SH       SOLE                                      36213
Media One Group                COM              58440J104      293     4296 SH       SOLE                                       4296
Merck                          COM              589331107     3691    56942 SH       SOLE                                      56942
Microsoft Corp                 COM              594918104     8726    96350 SH       SOLE                                      96350
Molex Inc.                     COM              608554101     2502    68787 SH       SOLE                                      68787
Nalco Chemical                 COM              629853102     2249    44534 SH       SOLE                                      44534
Nordson Corp.                  COM              655663102     1693    34545 SH       SOLE                                      34545
North American Technology Grou COM              657193108       85    30000 SH       SOLE                                      30000
Pioneer Hi-Bred                COM              723686101     3128    78825 SH       SOLE                                      78825
Proctor & Gamble               COM              742718109     3660    39045 SH       SOLE                                      39045
R.R. Donnelley                 COM              257867101     1185    41035 SH       SOLE                                      41035
Reuters Group PLC              COM              76132m102     1835    26649 SH       SOLE                                      26649
Royal Dutch                    COM              780257804     2765    46810 SH       SOLE                                      46810
SBC Communications             COM              78387G103     2766    54165 SH       SOLE                                      54165
Sabine Royalty Trust UBI       COM              785688102      146    10000 SH       SOLE                                      10000
San Juan Basin Royalty Trust   COM              798241105     5471   616452 SH       SOLE                                     616452
Schering-Plough                COM              806605101     4807   110200 SH       SOLE                                     110200
Schlumberger Ltd               COM              806857108     2582    41439 SH       SOLE                                      41439
Sigma-Aldrich                  COM              826552101     1976    62235 SH       SOLE                                      62235
Sysco Corp.                    COM              871829107     2066    58910 SH       SOLE                                      58910
Telefonica de Espana           COM              879382208      790    16458 SH       SOLE                                      16458
U.S. West Communications       COM              91273h101      252     4412 SH       SOLE                                       4412
Unilever N.V.                  COM              904784709     2309    33893 SH       SOLE                                      33893
Vodafone Airtouch              COM              92857t107     1164     4898 SH       SOLE                                       4898
W.W. Grainger                  COM              384802104     2480    51600 SH       SOLE                                      51600
Wal-Mart Stores                COM              931142103      205     4300 SH       SOLE                                       4300
Weyerhaeuser                   COM              962166104     1394    24195 SH       SOLE                                      24195
Willamette                     COM              969133107     1933    44825 SH       SOLE                                      44825
Worthington Industries         COM              981811102     1376    80950 SH       SOLE                                      80950